ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2010	2011
Payable for business acquisitions	49,684	13,573
Business taxes and other subcharge payables	18,962	28,449
Accrual for customer loyalty program	4,120	7,629
Payable to noncontrolling interest holders	10,516	11,433
Other payables	19,850	13,249
Accrued rental	15,379	26,544
Accrued utilities	13,914	19,224
Other accrued expenses	16,501	22,045

Total	148,926	142,146

From time to time, the Group receives cash funding advanced from noncontrolling interest holders for joint venture hotels. Such advances are non-interest bearing and are payable within one year.